Funding status of the defined benefit obligations (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
To current employees		R$ 320,202	R$ 478,837	R$ 687,786
Vested obligations to retired employees		26,183,758	28,202,580	27,369,696
Total		26,503,960	28,681,417	28,057,482
Less:
Fair value of plan assets		28,321,826	28,634,891	25,822,890
Unrecognized assets	[1]	(3,645,083)	(2,762,220)	(1,346,547)
Provisions – Post-employment plans, net		1,827,217	2,808,746	3,581,139
Present value of the obligations - Other similar obligations:
To current employees		97,004	135,902	204,439
Vested obligations to retired employees		5,026,865	5,782,124	6,047,368
Total		5,123,869	5,918,026	6,251,807
Less:
Fair value of plan assets		5,096,262	5,398,667	5,222,517
Unrecognized assets	[1]	(585,495)	(240,010)
Provisions – Other similar obligations, net		613,101	759,370	1,029,290
Total provisions for pension plans, net		2,440,318	3,568,115	4,610,429
Of which:
Actuarial provisions		2,728,126	3,929,265	4,960,620
Actuarial assets (note 15)		R$ 287,808	R$ 361,149	R$ 350,191

[1]	Refers to fully funded surplus plans Banesprev I and III, Sanprev I,II and III and Bandeprev.